Contingencies (Details) (Former Employee [Member]) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 ILS
Claims damage amount	$ 161	552
Percentage to maintain equity interest	1.45%	1.45%
Loss Contingency Demanded On Termination	128	441
Legal Fees		55